Income Taxes - Reconciliation of Liabilities Associated with Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 15,497	¥ 18,598	¥ 20,333
Reversal of uncertain tax positions over 10 years	(1,501)	(4,635)	(4,236)
Increase related to current year tax positions	0	1,534	2,501
Balance as of December 31,	¥ 13,996	¥ 15,497	¥ 18,598